Annual Total Returns - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity International Growth Fund - Fidelity International Growth Fund
Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	22.18%
Annual Return 2014	(3.13%)
Annual Return 2015	3.93%
Annual Return 2016	(3.30%)
Annual Return 2017	29.56%
Annual Return 2018	(11.51%)
Annual Return 2019	33.96%
Annual Return 2020	16.95%
Annual Return 2021	15.44%
Annual Return 2022	(23.19%)